Variable Interest Entity (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summarized operating results of the VIEs'
Operating revenues	$ 7,889,201	$ 6,953,757	$ 3,705,770
Income (loss) from operations	(2,298,290)	(871,143)	216,854
Net income (loss)	$ (1,641,580)	$ (508,491)	$ 164,811